PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 9: — PROPERTY AND EQUIPMENT, NET

December 31, 2025:

		Office
	Computer	furniture	Leasehold
	equipment	and equipment	Improvements	Total
Cost:
Balance at January 1, 2025	$859	$349	$976	$2,184
Additions	44	70	21	135
Deductions	(5)	(75)	(608)	(688)
Revaluation recognized in OCI	5	1	13	19
Balance at December 31, 2025	903	345	402	1,650

Accumulated depreciation:
Balance at January 1, 2025	707	232	825	1,764
Depreciation	92	28	127	247
Deductions	(4)	(49)	(609)	(662)
Revaluation recognized in OCI	5	1	11	17
Balance at December 31, 2025	800	212	354	1,366
Depreciated cost at December 31, 2025	$103	$133	$48	$284

December 31, 2024:

		Office
	Computer	furniture	Leasehold
	equipment	and equipment	Improvements	Total
Cost:
Balance at January 1, 2024	$825	$340	$938	$2,103
Initially consolidated subsidiary	6	6	39	51
Additions	43	3	2	48
Deductions	(15)	—	—	(15)
Revaluation recognized in OCI	—	—	(3)	(3)
Balance at December 31, 2024	859	349	976	2,184
Accumulated depreciation:
Balance at January 1, 2024	607	202	711	1,520
Depreciation	113	30	115	258
Deductions	(13)	—	—	(13)
Revaluation recognized in OCI	—	—	(1)	(1)
Balance at December 31, 2024	707	232	825	1,764
Depreciated cost at December 31, 2024	$152	$117	$151	$420